Thrivent Mid Cap Value ETF Average Annual Total Returns		12 Months Ended	39 Months Ended	45 Months Ended	60 Months Ended	70 Months Ended
	Sep. 30, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 3000® Index(reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.15%	20.85%	12.53%	13.15%	16.53%
Russell MidCap® Value Index(reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		11.05%			9.83%	11.59%
S&P MidCap 400® Value Index(reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		7.58%			11.01%	12.99%
None
Prospectus [Line Items]
Average Annual Return, Percent		11.18%			11.51%	14.41%
Performance Inception Date	Feb. 28, 2020
None | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		5.47%			9.55%	12.66%
None | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		9.79%			8.90%	11.45%